Accounts Receivable - Schedule of Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Trade receivables	$ 497,538	$ 584,160
Non-income tax receivables	75,083	94,069
Other receivables	34,713	45,119
Less: allowance for doubtful accounts	(6,268)	(5,866)
Total	$ 601,066	$ 717,482